Goodwill	9 Months Ended
Sep. 30, 2012
Goodwill
2. Goodwill

	September 30,	December 31,
	2012	2011
	(in thousands)

Opening balance	$253,393	$175,860
Current period acquisitions	68,521	83,656
Prior period acquisitions	534	-
Foreign exchange movement	2,816	(6,123)
Closing balance	$325,264	$253,393

The goodwill balance relates entirely to the clinical research segment